UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Patrick F. Quan

American Funds Fundamental Investors

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Fundamental Investors®

Semi-annual report for the six months ended June 30, 2013

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	15.52%	3.83%	8.79%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated March 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended June 30, 2013, Fundamental Investors gained 12.5%. This return includes quarterly dividends totaling 25 cents a share paid during the period.

Despite this excellent gain, the fund’s results trailed those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, which surged 13.8%. However, the fund meaningfully outpaced its growth-and-income fund peers, as measured by the Lipper Growth and Income Funds Index, which advanced 10.8%.

As a group, stock markets worldwide lagged the U.S. market. The unmanaged MSCI World Index, a measure of stock markets in more than 20 developed nations, returned 8.4%.

Results at a glance

For periods ended June 30, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime[1]

Fundamental Investors (Class A shares)	12.5%	22.6%	5.1%	9.4%	12.4%
Standard & Poor’s 500 Composite Index[2]	13.8	20.6	7.0	7.3	11.4
Lipper Growth and Income Funds Index	10.8	19.1	5.6	6.8	10.6
MSCI World Index[2,3]	8.4	18.6	2.7	7.2	9.5

[1]	Since Capital Research and Management Company began managing the fund on August 1, 1978.
[2]	The market indexes are unmanaged and, therefore, have no expenses.
[3]	Results reflect dividends net of withholding taxes.

Fundamental Investors	1

The U.S. leads the way

The start of the year showed U.S. stocks extending the strong gains seen in 2012. Generally healthy economic data and robust corporate earnings helped markets shrug off the effects of the government sequester and worries that surfaced in late May over whether the Federal Reserve would begin curtailing its asset-purchase program.

Japanese stocks drew considerable attention, rallying on the Bank of Japan’s announcement that it would implement aggressive quantitative easing plans.

Despite a highly challenging environment, European stocks held up relatively well. Investors cheered the European Central Bank’s interest rate cut, as well as signs that some of the region’s harsh austerity measures would be softened.

Results for the non-U.S. portion of the portfolio were hampered by the strengthening dollar, which appreciated against all major currencies and eroded returns for U.S.-based investors in companies domiciled abroad. (When the dollar strengthens, shares of companies denominated in other currencies lose value when translated into greenbacks.)

The impact of non-U.S. investments

While Fundamental Investors is able to invest up to 35% of its assets in companies domiciled abroad, less than 15% of the fund’s holdings were in stocks of such companies as of June 30, 2013. Even though that is well below the fund’s average over the past decade, non-U.S. holdings nonetheless acted as a drag on results, as they have over the most recent five-year period.

In light of this, it’s important to review the rationale and benefit of continuing to seek investments on a global scale. The principal reason for doing so is that it expands the universe of investment opportunities. The reality of today’s economy is that market leaders hail from many nations, and a global approach enables the fund’s managers to assemble a portfolio housing their highest conviction investment ideas. Importantly, notwithstanding the last few years, during the past decade the fund’s non-U.S. holdings — as a group — outpaced their domestic counterparts. It is with recognition that markets move in cycles and the belief that significant opportunity exists among companies domiciled abroad that we maintain our global approach.

Large holdings help drive returns, again

Although macroeconomic factors influenced results, stock selection among large holdings also drove returns. It’s a theme we regularly come back to in these reports, as the fund’s long-term success has been built on a diverse portfolio of well-researched, high-conviction companies drawn from multiple sectors and industries.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings
(as of June 30, 2013)

Company	Percent of net assets

Home Depot	3.03%
Amazon	2.62
Boeing	2.15
Google	2.05
Microsoft	1.98
Merck	1.64
Citigroup	1.53
Taiwan Semiconductor	1.53
Time Warner	1.51
Union Pacific	1.50

For the six months, seven of the fund’s top 10 positions fared significantly better than the S&P 500. Home Depot (25.3%), the largest holding, continued to see significant earnings growth thanks in part to a strengthening U.S. housing market; the company meaningfully raised its financial projections. Boeing (35.9%) overcame concerns related to the temporary grounding of its Dreamliner aircraft to post a significant gain.

Microsoft (29.2%), Google (24.1%), Union Pacific (22.7%), Citigroup (21.3%) and Time Warner (20.9%) also notched substantial increases. Results for Merck (13.5%) were roughly in line with the market. Only Amazon (10.6%) and Taiwan Semiconductor Manufacturing (8.1%) lagged the index, though both turned in solid absolute results.

Other large holdings posting exceptional results included Gilead Sciences (39.4%), American Express (30.1%) and Disney (26.8%).

There were a few disappointments. Web services provider Rackspace Hosting (–49.0%) saw its share price cut in half as earnings results and projections disappointed investors. Suncor Energy (–10.4%) stumbled on weakness in the energy sector and a strengthening dollar. And though Apple (–25.7%) continued to lose ground, timely and substantial reductions in our investment mitigated the impact of the downturn.

Additions and outlook

During the six months, we significantly added to our holdings in the financials area as we believe that steady economic improvement could have a positive impact on earnings and dividends.

Fundamental Investors	3

We also continued to build positions among aerospace companies, specifically the biggest manufacturers of commercial aircraft, Boeing and EADS (more commonly known as Airbus). We expect that both could benefit from expanding commercial air travel and a very large backlog of orders for the fuel-efficient models that airlines increasingly demand.

Over the last three years, the market, as measured by the S&P 500, has appreciated more than 65% on a cumulative basis. And while we don’t see imminent pitfalls or have a bearish outlook, we would not be surprised if there was a pause in the upward trend. Yet this view does not mean we disengage from the market. Rather, we continue to believe that whatever the investment backdrop, fundamental research will uncover companies that can help the fund pursue its objectives.

It’s this approach upon which the fund’s long-term results, as represented by the 10-year and lifetime returns in the table on page 1, have been built.

We thank you for your commitment to Fundamental Investors.

Sincerely,

James F. Rothenberg	Dina N. Perry
Vice Chairman	President

August 12, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.21%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.29%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Fundamental Investors

Summary investment portfolio June 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	81.2%
Euro zone*	3.0
United Kingdom	2.8
Canada	2.8
Japan	1.6
Taiwan	1.5
Other countries	2.7
Short-term securities & other assets less liabilities	4.4
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, the Netherlands and Spain.

Fundamental Investors	5

Common stocks — 95.25%	Shares	Value (000)	Percent of net assets
Financials — 15.30%
Citigroup Inc.	18,616,000	$893,010	1.53%
American Express Co.	9,770,000	730,405	1.25
CME Group Inc., Class A	8,007,600	608,417	1.04
Goldman Sachs Group, Inc.	3,870,000	585,338	1.00
Wells Fargo & Co.	14,078,500	581,020	.99
BlackRock, Inc.	2,050,000	526,542	.90
ACE Ltd.	4,900,000	438,452	.75
Weyerhaeuser Co.[1]	14,726,107	419,547	.72
Capital One Financial Corp.	6,050,000	380,000	.65
Other securities		3,775,636	6.47
		8,938,367	15.30

Consumer discretionary — 15.25%
Home Depot, Inc.	22,869,500	1,771,700	3.03
Amazon.com, Inc.[1]	5,520,800	1,533,071	2.62
Time Warner Inc.	15,265,000	882,622	1.51
Comcast Corp., Class A	17,421,800	729,625	1.25
Walt Disney Co.	11,340,000	716,121	1.23
Starbucks Corp.	7,000,000	458,430	.78
Other securities		2,819,083	4.83
		8,910,652	15.25

Information technology — 14.26%
Google Inc., Class A1	1,362,800	1,199,768	2.05
Microsoft Corp.	33,520,000	1,157,446	1.98
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,500,000	485,480
Taiwan Semiconductor Manufacturing Co. Ltd.	109,300,000	404,801	1.53
Texas Instruments Inc.	19,780,300	689,739	1.18
ASML Holding NV	4,173,032	329,277
ASML Holding NV (New York registered)	2,396,000	189,524	.89
Avago Technologies Ltd.	10,049,993	375,669	.64
Other securities		3,499,459	5.99
		8,331,163	14.26

6	Fundamental Investors

	Shares	Value (000)	Percent of net assets
Industrials — 13.29%
Boeing Co.	12,255,000	$1,255,402	2.15%
Union Pacific Corp.	5,682,000	876,619	1.50
General Electric Co.	32,750,000	759,473	1.30
Parker-Hannifin Corp.	7,350,000	701,190	1.20
Lockheed Martin Corp.	6,333,200	686,899	1.18
Deere & Co.	8,150,000	662,188	1.13
Other securities		2,822,533	4.83
		7,764,304	13.29

Health care — 12.18%
Merck & Co., Inc.	20,668,161	960,036	1.64
Bristol-Myers Squibb Co.	17,100,000	764,199	1.31
Baxter International Inc.	10,036,755	695,246	1.19
Gilead Sciences, Inc.[1]	13,367,912	684,571	1.17
Roche Holding AG	2,030,000	505,055	.86
Vertex Pharmaceuticals Inc. [1]	6,015,000	480,418	.82
Pfizer Inc.	16,220,000	454,322	.78
Express Scripts Holding Co.[1]	6,630,000	409,005	.70
Quest Diagnostics Inc.	6,210,000	376,512	.65
Other securities		1,784,356	3.06
		7,113,720	12.18

Energy — 10.93%
Enbridge Inc.	13,545,579	569,411	.97
Occidental Petroleum Corp.	6,300,000	562,149	.96
Suncor Energy Inc.	18,992,932	559,837	.96
Chevron Corp.	3,773,900	446,603	.77
Kinder Morgan, Inc.	11,590,645	442,183	.76
FMC Technologies, Inc.[1]	7,750,500	431,548	.74
Other securities		3,370,057	5.77
		6,381,788	10.93

Fundamental Investors	7

Common stocks	Shares	Value (000)	Percent of net assets
Materials — 5.03%
LyondellBasell Industries NV, Class A	7,890,000	$522,791	.89%
Praxair, Inc.	3,605,000	415,152	.71
FMC Corp.	6,178,000	377,229	.65
Other securities		1,625,321	2.78
		2,940,493	5.03

Consumer staples — 4.47%
Philip Morris International Inc.	6,650,000	576,023	.99
Costco Wholesale Corp.	3,930,000	434,540	.74
PepsiCo, Inc.	4,550,000	372,145	.64
Other securities		1,225,180	2.10
		2,607,888	4.47

Other — 2.50%
Other securities		1,461,517	2.50

Miscellaneous — 2.04%
Other common stocks in initial period of acquisition		1,189,818	2.04

Total common stocks (cost: $39,262,182,000)		55,639,710	95.25

Warrants — 0.05%
Energy — 0.05%
Other securities		26,051	.05

Total warrants (cost: $9,820,000)		26,051	.05

Bonds, notes & other debt instruments — 0.26%
U.S. Treasury bonds & notes — 0.26%
Other securities		150,089	.26

Total bonds, notes & other debt instruments (cost: $150,047,000)		150,089	.26

8	Fundamental Investors

Short-term securities — 4.27%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.10%–0.16% due 8/9/2013–4/8/2014	$913,018	$912,360	1.56%
Fannie Mae 0.10%–0.16% due 7/1/2013–5/1/2014	471,100	470,827	.81
Merck & Co. Inc. 0.08% due 7/29/2013[2]	25,000	24,998	.04
Google Inc. 0.14% due 7/9/2013[2]	4,250	4,250	.01
Other securities		1,083,944	1.85

Total short-term securities (cost: $2,496,371,000)		2,496,379	4.27
Total investment securities (cost: $41,918,420,000)		58,312,229	99.83
Other assets less liabilities		100,566	.17

Net assets		$58,412,795	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in

“Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2013 (000)
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$595	$154,224
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,078	105,087
					$1,673	$259,311

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $519,857,000, which represented .89% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Fundamental Investors	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $41,676,333)	$58,052,918
Affiliated issuers (cost: $242,087)	259,311	$58,312,229
Cash denominated in non-U.S. currencies (cost: $527)		527
Cash		142
Receivables for:
Sales of investments	141,752
Sales of fund’s shares	76,173
Dividends and interest	93,943	311,868
		58,624,766
Liabilities:
Payables for:
Purchases of investments	107,259
Repurchases of fund’s shares	68,447
Investment advisory services	12,066
Services provided by related parties	19,888
Trustees’ deferred compensation	3,769
Other	542	211,971
Net assets at June 30, 2013		$58,412,795

Net assets consist of:
Capital paid in on shares of beneficial interest		$41,454,725
Undistributed net investment income		243,031
Undistributed net realized gain		321,997
Net unrealized appreciation		16,393,042
Net assets at June 30, 2013		$58,412,795

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,280,525 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$36,157,973	792,305	$45.64
Class B	452,193	9,931	45.53
Class C	2,039,140	44,851	45.46
Class F-1	4,836,721	106,039	45.61
Class F-2	1,756,418	38,493	45.63
Class 529-A	1,348,625	29,580	45.59
Class 529-B	39,836	873	45.61
Class 529-C	357,743	7,853	45.56
Class 529-E	56,956	1,250	45.56
Class 529-F-1	55,948	1,228	45.57
Class R-1	154,359	3,395	45.46
Class R-2	688,167	15,140	45.45
Class R-3	2,589,464	56,857	45.54
Class R-4	2,579,939	56,628	45.56
Class R-5	1,703,875	37,322	45.65
Class R-6	3,595,438	78,780	45.64

See Notes to Financial Statements

10	Fundamental Investors

Statement of operations	unaudited
for the six months ended June 30, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,711; also includes $1,673 from affiliates)	$577,822
Interest	2,354	$580,176
Fees and expenses*:
Investment advisory services	70,383
Distribution services	75,957
Transfer agent services	33,996
Administrative services	6,966
Reports to shareholders	1,577
Registration statement and prospectus	432
Trustees’ compensation	617
Auditing and legal	35
Custodian	489
Other	1,116	191,568
Net investment income		388,608

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	2,110,279
Currency transactions	(1,926)	2,108,353
Net unrealized appreciation (depreciation) on:
Investments	4,033,882
Currency translations	(989)	4,032,893
Net realized gain and unrealized appreciation on investments and currency		6,141,246

Net increase in net assets resulting from operations		$6,529,854

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Fundamental Investors	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2013*	Year ended December 31, 2012
Operations:
Net investment income	$388,608	$815,217
Net realized gain on investments and currency transactions	2,108,353	2,096,717
Net unrealized appreciation on investments and currency translations	4,032,893	4,937,151
Net increase in net assets resulting from operations	6,529,854	7,849,085

Dividends paid to shareholders from net investment income	(309,784)	(816,531)

Net capital share transactions	184,930	(1,945,234)

Total increase in net assets	6,405,000	5,087,320

Net assets:
Beginning of period	52,007,795	46,920,475
End of period (including undistributed net investment income: $243,031 and $164,207, respectively)	$58,412,795	$52,007,795

*Unaudited.

See Notes to Financial Statements

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Fundamental Investors	13

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on

14	Fundamental Investors

investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fundamental Investors	15

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance,

16	Fundamental Investors

to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Fundamental Investors	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2013 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,938,367	$—	$—	$8,938,367
Consumer discretionary	8,910,652	—	—	8,910,652
Information technology	8,331,163	—	—	8,331,163
Industrials	7,764,304	—	—	7,764,304
Health care	7,113,720	—	—	7,113,720
Energy	6,381,788	—	—	6,381,788
Materials	2,940,493	—	—	2,940,493
Consumer staples	2,607,888	—	—	2,607,888
Other	1,461,517	—	—	1,461,517
Miscellaneous	1,189,818	—	—	1,189,818
Warrants	26,051	—	—	26,051
Bonds, notes & other debt instruments	—	150,089	—	150,089
Short-term securities	—	2,496,379	—	2,496,379
Total	$55,665,761	$2,646,468	$—	$58,312,229

*	Securities with a market value of $4,063,698,000, which represented 6.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

18	Fundamental Investors

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Fundamental Investors	19

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

20	Fundamental Investors

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$213,279
Capital loss carryforward expiring 2017*	(1,821,616)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$17,138,914
Gross unrealized depreciation on investment securities	(753,195)
Net unrealized appreciation on investment securities	16,385,719
Cost of investment securities	41,926,510

Fundamental Investors	21

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	June 30, 2013	December 31, 2012
Class A	$198,266	$530,525
Class B	797	4,261
Class C	3,330	15,856
Class F-1	25,463	73,364
Class F-2	11,516	23,514
Class 529-A	6,782	17,739
Class 529-B	44	312
Class 529-C	460	2,429
Class 529-E	223	638
Class 529-F-1	338	808
Class R-1	266	1,329
Class R-2	1,375	5,663
Class R-3	10,370	31,561
Class R-4	14,019	38,396
Class R-5	11,622	29,470
Class R-6	24,913	40,666
Total	$309,784	$816,531

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2013, the investment advisory services fee was $70,383,000, which was equivalent to an annualized rate of 0.250% of average daily net assets.

22	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Fundamental Investors	23

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

24	Fundamental Investors

For the six months ended June 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$41,753	$23,110	$1,749	Not applicable
Class B	2,322	334	Not applicable	Not applicable
Class C	9,881	1,347	495	Not applicable
Class F-1	5,855	2,802	1,174	Not applicable
Class F-2	Not applicable	767	417	Not applicable
Class 529-A	1,383	683	322	$633
Class 529-B	203	25	10	20
Class 529-C	1,709	195	86	169
Class 529-E	136	17	14	27
Class 529-F-1	—	28	13	26
Class R-1	754	83	38	Not applicable
Class R-2	2,507	1,065	168	Not applicable
Class R-3	6,315	1,880	633	Not applicable
Class R-4	3,139	1,261	629	Not applicable
Class R-5	Not applicable	391	411	Not applicable
Class R-6	Not applicable	8	807	Not applicable
Total class-specific expenses	$75,957	$33,996	$6,966	$875

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $617,000, shown on the accompanying financial statements, includes $199,000 in current fees (either paid in cash or deferred) and a net increase of $418,000 in the value of the deferred amounts.

Fundamental Investors	25

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net (decrease)
	Sales*		dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2013

Class A	$1,687,574	38,192	$193,459	4,301	$(2,167,162)	(48,888)	$(286,129)	(6,395)
Class B	5,680	129	790	17	(72,588)	(1,642)	(66,118)	(1,496)
Class C	149,196	3,390	3,269	73	(185,608)	(4,201)	(33,143)	(738)
Class F-1	431,579	9,749	25,255	562	(647,802)	(14,768)	(190,968)	(4,457)
Class F-2	231,994	5,231	10,302	229	(189,375)	(4,271)	52,921	1,189
Class 529-A	86,332	1,960	6,781	151	(69,492)	(1,577)	23,621	534
Class 529-B	590	13	44	1	(6,563)	(149)	(5,929)	(135)
Class 529-C	22,575	513	460	10	(21,613)	(491)	1,422	32
Class 529-E	3,735	84	223	5	(3,051)	(69)	907	20
Class 529-F-1	5,825	132	338	8	(4,401)	(99)	1,762	41
Class R-1	14,653	333	266	6	(23,422)	(536)	(8,503)	(197)
Class R-2	84,879	1,933	1,374	30	(102,241)	(2,319)	(15,988)	(356)
Class R-3	290,884	6,608	10,367	231	(358,974)	(8,137)	(57,723)	(1,298)
Class R-4	263,559	5,962	14,017	312	(367,977)	(8,361)	(90,401)	(2,087)
Class R-5	185,020	4,204	11,609	258	(190,203)	(4,298)	6,426	164
Class R-6	1,028,272	23,682	24,913	554	(200,412)	(4,539)	852,773	19,697
Total net increase (decrease)	$4,492,347	102,115	$303,467	6,748	$(4,610,884)	(104,345)	$184,930	4,518

26	Fundamental Investors

			Reinvestments of				Net (decrease)
	Sales*		dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2012
Class A	$2,453,514	63,447	$516,906	13,080	$(5,061,560)	(130,497)	$(2,091,140)	(53,970)
Class B	13,205	345	4,218	106	(171,381)	(4,468)	(153,958)	(4,017)
Class C	202,268	5,257	15,516	391	(431,015)	(11,215)	(213,231)	(5,567)
Class F-1	1,029,045	26,471	72,692	1,841	(1,510,388)	(38,960)	(408,651)	(10,648)
Class F-2	690,318	17,594	20,440	515	(259,700)	(6,662)	451,058	11,447
Class 529-A	166,520	4,312	17,735	449	(130,069)	(3,350)	54,186	1,411
Class 529-B	1,501	39	312	8	(15,117)	(394)	(13,304)	(347)
Class 529-C	49,273	1,275	2,429	61	(47,839)	(1,235)	3,863	101
Class 529-E	7,439	194	638	16	(6,654)	(172)	1,423	38
Class 529-F-1	9,774	252	808	21	(8,645)	(224)	1,937	49
Class R-1	33,132	865	1,327	34	(51,688)	(1,336)	(17,229)	(437)
Class R-2	150,270	3,906	5,660	143	(202,893)	(5,266)	(46,963)	(1,217)
Class R-3	515,702	13,367	31,548	798	(650,464)	(16,771)	(103,214)	(2,606)
Class R-4	576,299	14,962	38,387	972	(669,840)	(17,315)	(55,154)	(1,381)
Class R-5	368,240	9,546	29,415	746	(486,978)	(12,499)	(89,323)	(2,207)
Class R-6	956,801	24,680	40,666	1,027	(263,001)	(6,778)	734,466	18,929
Total net increase (decrease)	$7,223,301	186,512	$798,697	20,208	$(9,967,232)	(257,142)	$(1,945,234)	(50,422)

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,920,103,000 and $10,345,679,000, respectively, during the six months ended June 30, 2013.

Fundamental Investors	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 6/30/2013[5,6]	$40.78	$.31	$4.80	$5.11
	Year ended 12/31/2012	35.39	.64	5.40	6.04
	Year ended 12/31/2011	36.70	.60	(1.29)	(.69)
	Year ended 12/31/2010	32.73	.59	3.95	4.54
	Year ended 12/31/2009	24.98	.44	7.79	8.23
	Year ended 12/31/2008	42.45	.60	(17.23)	(16.63)
Class B:	Six months ended 6/30/2013[5,6]	40.68	.14	4.79	4.93
	Year ended 12/31/2012	35.30	.34	5.39	5.73
	Year ended 12/31/2011	36.60	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.64	.33	3.94	4.27
	Year ended 12/31/2009	24.92	.23	7.76	7.99
	Year ended 12/31/2008	42.35	.34	(17.20)	(16.86)
Class C:	Six months ended 6/30/2013[5,6]	40.63	.13	4.77	4.90
	Year ended 12/31/2012	35.26	.33	5.38	5.71
	Year ended 12/31/2011	36.56	.30	(1.28)	(.98)
	Year ended 12/31/2010	32.61	.32	3.94	4.26
	Year ended 12/31/2009	24.90	.22	7.75	7.97
	Year ended 12/31/2008	42.31	.32	(17.17)	(16.85)
Class F-1:	Six months ended 6/30/2013[5,6]	40.76	.30	4.79	5.09
	Year ended 12/31/2012	35.37	.64	5.39	6.03
	Year ended 12/31/2011	36.68	.59	(1.29)	(.70)
	Year ended 12/31/2010	32.72	.59	3.93	4.52
	Year ended 12/31/2009	24.97	.45	7.79	8.24
	Year ended 12/31/2008	42.43	.60	(17.22)	(16.62)
Class F-2:	Six months ended 6/30/2013[5,6]	40.77	.36	4.80	5.16
	Year ended 12/31/2012	35.39	.76	5.37	6.13
	Year ended 12/31/2011	36.70	.68	(1.29)	(.61)
	Year ended 12/31/2010	32.73	.67	3.95	4.62
	Year ended 12/31/2009	24.98	.49	7.81	8.30
	Period from 8/1/2008 to 12/31/2008[5]	37.09	.23	(11.97)	(11.74)

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.25)	$—	$(.25)	$45.64	12.54%	$36,158	.64%[7]		.64%[7]		1.42%[7]
(.65)	—	(.65)	40.78	17.14	32,568	.65		.65		1.66
(.62)	—	(.62)	35.39	(1.89)	30,176	.63		.63		1.62
(.57)	—	(.57)	36.70	14.05	33,089	.64		.64		1.78
(.48)	—	(.48)	32.73	33.36	30,954	.69		.69		1.60
(.58)	(.26)	(.84)	24.98	(39.70)	24,443	.63		.61		1.70
(.08)	—	(.08)	45.53	12.11	452	1.40	[7]	1.40	[7]	.65	[7]
(.35)	—	(.35)	40.68	16.25	465	1.41		1.41		.89
(.33)	—	(.33)	35.30	(2.64)	545	1.40		1.40		.85
(.31)	—	(.31)	36.60	13.18	746	1.41		1.41		1.01
(.27)	—	(.27)	32.64	32.30	897	1.46		1.46		.85
(.31)	(.26)	(.57)	24.92	(40.14)	924	1.39		1.37		.94
(.07)	—	(.07)	45.46	12.07	2,039	1.45	[7]	1.45	[7]	.61	[7]
(.34)	—	(.34)	40.63	16.21	1,852	1.45		1.45		.86
(.32)	—	(.32)	35.26	(2.67)	1,804	1.44		1.44		.82
(.31)	—	(.31)	36.56	13.13	2,081	1.44		1.44		.98
(.26)	—	(.26)	32.61	32.26	1,925	1.48		1.48		.81
(.30)	(.26)	(.56)	24.90	(40.16)	1,468	1.43		1.41		.90
(.24)	—	(.24)	45.61	12.50	4,837	.68	[7]	.68	[7]	1.37	[7]
(.64)	—	(.64)	40.76	17.12	4,503	.66		.66		1.65
(.61)	—	(.61)	35.37	(1.92)	4,285	.67		.67		1.60
(.56)	—	(.56)	36.68	14.01	4,330	.66		.66		1.77
(.49)	—	(.49)	32.72	33.40	3,868	.67		.67		1.61
(.58)	(.26)	(.84)	24.97	(39.69)	2,932	.62		.60		1.72
(.30)	—	(.30)	45.63	12.68	1,756	.40	[7]	.40	[7]	1.66	[7]
(.75)	—	(.75)	40.77	17.39	1,521	.41		.41		1.96
(.70)	—	(.70)	35.39	(1.67)	915	.42		.42		1.85
(.65)	—	(.65)	36.70	14.32	888	.40		.40		2.03
(.55)	—	(.55)	32.73	33.72	641	.43		.43		1.69
(.37)	—	(.37)	24.98	(31.78)	92	.17		.16		.88

See page 34 for footnotes.

Fundamental Investors	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 6/30/2013[5,6]	$40.74	$.29	$4.79	$5.08
	Year ended 12/31/2012	35.36	.61	5.39	6.00
	Year ended 12/31/2011	36.67	.57	(1.29)	(.72)
	Year ended 12/31/2010	32.71	.58	3.93	4.51
	Year ended 12/31/2009	24.97	.43	7.78	8.21
	Year ended 12/31/2008	42.42	.58	(17.21)	(16.63)
Class 529-B:	Six months ended 6/30/2013[5,6]	40.75	.12	4.79	4.91
	Year ended 12/31/2012	35.36	.29	5.39	5.68
	Year ended 12/31/2011	36.66	.27	(1.28)	(1.01)
	Year ended 12/31/2010	32.69	.30	3.95	4.25
	Year ended 12/31/2009	24.96	.20	7.77	7.97
	Year ended 12/31/2008	42.41	.30	(17.22)	(16.92)
Class 529-C:	Six months ended 6/30/2013[5,6]	40.71	.12	4.79	4.91
	Year ended 12/31/2012	35.34	.30	5.38	5.68
	Year ended 12/31/2011	36.64	.28	(1.28)	(1.00)
	Year ended 12/31/2010	32.69	.31	3.93	4.24
	Year ended 12/31/2009	24.95	.20	7.78	7.98
	Year ended 12/31/2008	42.40	.30	(17.22)	(16.92)
Class 529-E:	Six months ended 6/30/2013[5,6]	40.71	.24	4.79	5.03
	Year ended 12/31/2012	35.34	.52	5.37	5.89
	Year ended 12/31/2011	36.65	.47	(1.29)	(.82)
	Year ended 12/31/2010	32.69	.48	3.94	4.42
	Year ended 12/31/2009	24.95	.34	7.78	8.12
	Year ended 12/31/2008	42.40	.48	(17.21)	(16.73)
Class 529-F-1:	Six months ended 6/30/2013[5,6]	40.71	.34	4.80	5.14
	Year ended 12/31/2012	35.33	.69	5.39	6.08
	Year ended 12/31/2011	36.65	.65	(1.30)	(.65)
	Year ended 12/31/2010	32.69	.65	3.93	4.58
	Year ended 12/31/2009	24.95	.48	7.78	8.26
	Year ended 12/31/2008	42.39	.64	(17.19)	(16.55)

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.23)	$—	$(.23)	$45.59	12.48%	$1,349	.73%[7]		.73%[7]		1.33%[7]
(.62)	—	(.62)	40.74	17.03	1,183	.73		.73		1.59
(.59)	—	(.59)	35.36	(1.97)	977	.71		.71		1.55
(.55)	—	(.55)	36.67	13.98	916	.69		.69		1.74
(.47)	—	(.47)	32.71	33.30	723	.73		.73		1.55
(.56)	(.26)	(.82)	24.97	(39.71)	485	.68		.65		1.66
(.05)	—	(.05)	45.61	12.05	40	1.53	[7]	1.53	[7]	.53	[7]
(.29)	—	(.29)	40.75	16.09	41	1.54		1.54		.76
(.29)	—	(.29)	35.36	(2.74)	48	1.51		1.51		.74
(.28)	—	(.28)	36.66	13.09	63	1.50		1.50		.92
(.24)	—	(.24)	32.69	32.16	71	1.55		1.55		.74
(.27)	(.26)	(.53)	24.96	(40.20)	54	1.50		1.47		.84
(.06)	—	(.06)	45.56	12.06	358	1.52	[7]	1.52	[7]	.54	[7]
(.31)	—	(.31)	40.71	16.09	319	1.53		1.53		.79
(.30)	—	(.30)	35.34	(2.72)	273	1.51		1.51		.76
(.29)	—	(.29)	36.64	13.05	265	1.49		1.49		.94
(.24)	—	(.24)	32.69	32.22	215	1.55		1.55		.74
(.27)	(.26)	(.53)	24.95	(40.21)	147	1.49		1.47		.85
(.18)	—	(.18)	45.56	12.36	57	.97	[7]	.97	[7]	1.09	[7]
(.52)	—	(.52)	40.71	16.73	50	.98		.98		1.34
(.49)	—	(.49)	35.34	(2.23)	42	.98		.98		1.29
(.46)	—	(.46)	36.65	13.66	41	.98		.98		1.45
(.38)	—	(.38)	32.69	32.89	32	1.04		1.04		1.24
(.46)	(.26)	(.72)	24.95	(39.90)	21	.98		.96		1.36
(.28)	—	(.28)	45.57	12.64	56	.52	[7]	.52	[7]	1.55	[7]
(.70)	—	(.70)	40.71	17.25	48	.52		.52		1.79
(.67)	—	(.67)	35.33	(1.75)	40	.50		.50		1.77
(.62)	—	(.62)	36.65	14.22	37	.48		.48		1.95
(.52)	—	(.52)	32.69	33.56	27	.54		.54		1.74
(.63)	(.26)	(.89)	24.95	(39.59)	20	.48		.46		1.84

See page 34 for footnotes.

Fundamental Investors	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 6/30/2013[5,6]	$40.62	$.14	$4.78	$4.92
	Year ended 12/31/2012	35.26	.34	5.37	5.71
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.62	.33	3.93	4.26
	Year ended 12/31/2009	24.90	.22	7.76	7.98
	Year ended 12/31/2008	42.31	.32	(17.18)	(16.86)
Class R-2:	Six months ended 6/30/2013[5,6]	40.62	.15	4.77	4.92
	Year ended 12/31/2012	35.26	.35	5.37	5.72
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
	Year ended 12/31/2010	32.61	.33	3.93	4.26
	Year ended 12/31/2009	24.89	.21	7.76	7.97
	Year ended 12/31/2008	42.30	.30	(17.17)	(16.87)
Class R-3:	Six months ended 6/30/2013[5,6]	40.70	.24	4.78	5.02
	Year ended 12/31/2012	35.32	.52	5.39	5.91
	Year ended 12/31/2011	36.63	.48	(1.29)	(.81)
	Year ended 12/31/2010	32.67	.49	3.94	4.43
	Year ended 12/31/2009	24.94	.36	7.77	8.13
	Year ended 12/31/2008	42.38	.48	(17.20)	(16.72)
Class R-4:	Six months ended 6/30/2013[5,6]	40.71	.31	4.79	5.10
	Year ended 12/31/2012	35.33	.64	5.39	6.03
	Year ended 12/31/2011	36.64	.59	(1.30)	(.71)
	Year ended 12/31/2010	32.68	.59	3.93	4.52
	Year ended 12/31/2009	24.95	.44	7.77	8.21
	Year ended 12/31/2008	42.39	.58	(17.19)	(16.61)
Class R-5:	Six months ended 6/30/2013[5,6]	40.79	.37	4.80	5.17
	Year ended 12/31/2012	35.40	.75	5.40	6.15
	Year ended 12/31/2011	36.71	.70	(1.30)	(.60)
	Year ended 12/31/2010	32.74	.69	3.94	4.63
	Year ended 12/31/2009	24.99	.52	7.79	8.31
	Year ended 12/31/2008	42.46	.69	(17.23)	(16.54)
Class R-6:	Six months ended 6/30/2013[5,6]	40.78	.39	4.79	5.18
	Year ended 12/31/2012	35.39	.79	5.38	6.17
	Year ended 12/31/2011	36.70	.72	(1.30)	(.58)
	Year ended 12/31/2010	32.74	.71	3.93	4.64
	Period from 5/1/2009 to 12/31/2009[5]	25.63	.37	7.17	7.54

32	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[4]		Ratio of net income to average net assets[2,4]
$(.08)	$—	$(.08)	$45.46	12.10%	$154	1.42%[7]		1.42%[7]		.63%[7]
(.35)	—	(.35)	40.62	16.22	146	1.42		1.42		.88
(.33)	—	(.33)	35.26	(2.65)	142	1.43		1.43		.84
(.32)	—	(.32)	36.56	13.13	138	1.43		1.43		1.01
(.26)	—	(.26)	32.62	32.30	98	1.47		1.47		.80
(.29)	(.26)	(.55)	24.90	(40.16)	61	1.43		1.41		.91
(.09)	—	(.09)	45.45	12.12	688	1.37	[7]	1.37	[7]	.69	[7]
(.36)	—	(.36)	40.62	16.24	630	1.40		1.40		.91
(.33)	—	(.33)	35.26	(2.64)	589	1.41		1.41		.85
(.31)	—	(.31)	36.56	13.15	631	1.42		1.42		1.00
(.25)	—	(.25)	32.61	32.22	550	1.52		1.52		.77
(.28)	(.26)	(.54)	24.89	(40.19)	366	1.49		1.47		.85
(.18)	—	(.18)	45.54	12.34	2,590	.96	[7]	.96	[7]	1.10	[7]
(.53)	—	(.53)	40.70	16.78	2,367	.96		.96		1.35
(.50)	—	(.50)	35.32	(2.22)	2,146	.96		.96		1.30
(.47)	—	(.47)	36.63	13.69	2,177	.96		.96		1.47
(.40)	—	(.40)	32.67	32.93	1,707	.99		.99		1.29
(.46)	(.26)	(.72)	24.94	(39.89)	1,058	.98		.95		1.37
(.25)	—	(.25)	45.56	12.53	2,580	.66	[7]	.66	[7]	1.40	[7]
(.65)	—	(.65)	40.71	17.13	2,390	.66		.66		1.65
(.60)	—	(.60)	35.33	(1.92)	2,123	.66		.66		1.60
(.56)	—	(.56)	36.64	14.02	2,050	.66		.66		1.77
(.48)	—	(.48)	32.68	33.31	1,545	.69		.69		1.58
(.57)	(.26)	(.83)	24.95	(39.70)	942	.67		.65		1.68
(.31)	—	(.31)	45.65	12.70	1,704	.36	[7]	.36	[7]	1.70	[7]
(.76)	—	(.76)	40.79	17.47	1,516	.36		.36		1.95
(.71)	—	(.71)	35.40	(1.62)	1,394	.36		.36		1.89
(.66)	—	(.66)	36.71	14.37	1,419	.36		.36		2.06
(.56)	—	(.56)	32.74	33.75	1,269	.39		.39		1.92
(.67)	(.26)	(.93)	24.99	(39.53)	1,077	.37		.35		1.98
(.32)	—	(.32)	45.64	12.73	3,595	.31	[7]	.31	[7]	1.77	[7]
(.78)	—	(.78)	40.78	17.53	2,409	.31		.31		2.03
(.73)	—	(.73)	35.39	(1.57)	1,421	.31		.31		1.97
(.68)	—	(.68)	36.70	14.39	950	.32		.32		2.13
(.43)	—	(.43)	32.74	29.60	596	.35	[7]	.35	[7]	1.87	[7]

See page 34 for footnotes.

Fundamental Investors	33

Financial highlights (continued)

	Six months ended	Year ended December 31
	June 30, 2013[5,6]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	19%	28%	28%	32%	30%	29%

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .21 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.

See Notes to Financial Statements

34	Fundamental Investors

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2013, through June 30, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Fundamental Investors	35

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2013	Ending account value 6/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,125.39	$3.37	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B — actual return	1,000.00	1,121.13	7.36	1.40
Class B — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class C — actual return	1,000.00	1,120.68	7.62	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 — actual return	1,000.00	1,124.97	3.58	.68
Class F-1 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 — actual return	1,000.00	1,126.79	2.11	.40
Class F-2 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A — actual return	1,000.00	1,124.84	3.85	.73
Class 529-A — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-B — actual return	1,000.00	1,120.46	8.04	1.53
Class 529-B — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-C — actual return	1,000.00	1,120.59	7.99	1.52
Class 529-C — assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E — actual return	1,000.00	1,123.60	5.11	.97
Class 529-E — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 — actual return	1,000.00	1,126.35	2.74	.52
Class 529-F-1 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-1 — actual return	1,000.00	1,121.04	7.47	1.42
Class R-1 — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 — actual return	1,000.00	1,121.16	7.21	1.37
Class R-2 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 — actual return	1,000.00	1,123.43	5.05	.96
Class R-3 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 — actual return	1,000.00	1,125.29	3.48	.66
Class R-4 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 — actual return	1,000.00	1,126.96	1.90	.36
Class R-5 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 — actual return	1,000.00	1,127.26	1.64	.31
Class R-6 — assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	Fundamental Investors

Office of the fund

One Market

Steuart Tower, Suite 2000

Mailing address: P.O. Box 7650

San Francisco, CA 94120-7650

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2013, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental Investors®
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Fundamental Investors® Investment portfolio June 30, 2013 unaudited

Common stocks 95.25%
		Value
Financials 15.30%	Shares	(000)

Citigroup Inc.	18,616,000	$ 893,010
American Express Co.	9,770,000	730,405
CME Group Inc., Class A	8,007,600	608,417
Goldman Sachs Group, Inc.	3,870,000	585,338
Wells Fargo & Co.	14,078,500	581,020
BlackRock, Inc.	2,050,000	526,542
ACE Ltd.	4,900,000	438,452
Weyerhaeuser Co.[1]	14,726,107	419,547
Capital One Financial Corp.	6,050,000	380,000
JPMorgan Chase & Co.	6,885,000	363,459
Charles Schwab Corp.	16,465,000	349,552
Legal & General Group PLC	121,784,921	317,482
Moody’s Corp.	4,680,000	285,152
Berkshire Hathaway Inc., Class A1	1,555	262,173
SunTrust Banks, Inc.	8,250,000	260,452
McGraw Hill Financial, Inc.	4,405,000	234,302
American International Group, Inc.[1]	4,666,700	208,601
Simon Property Group, Inc.	1,310,000	206,875
Aon PLC, Class A	2,860,000	184,041
XL Group PLC	6,000,000	181,920
CNO Financial Group, Inc.[2]	11,900,000	154,224
Leucadia National Corp.	4,589,846	120,346
KeyCorp	9,625,000	106,260
AMP Ltd.	26,993,082	104,918
U.S. Bancorp	2,672,000	96,593
Digital Realty Trust, Inc.	1,215,000	74,115
American Tower Corp.	1,000,000	73,170
Svenska Handelsbanken AB, Class A	1,555,000	62,422
Hospitality Properties Trust	1,818,018	47,778
Canadian Western Bank	1,500,000	39,607
AXA SA	800,000	15,719
Industrial and Commercial Bank of China Ltd., Class H	21,986,000	13,862
ICICI Bank Ltd.	700,000	12,613
		8,938,367

Consumer discretionary 15.25%

Home Depot, Inc.	22,869,500	1,771,700
Amazon.com, Inc.[1]	5,520,800	1,533,071
Time Warner Inc.	15,265,000	882,622
Comcast Corp., Class A	17,421,800	729,625
Walt Disney Co.	11,340,000	716,121
Starbucks Corp.	7,000,000	458,430
Expedia, Inc.	4,826,000	290,284
Johnson Controls, Inc.	8,100,000	289,899
Macy’s, Inc.	5,000,000	240,000
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

News Corp., Class A	6,000,000	$ 195,600
Twenty-First Century Fox, Class A1,3	1,449,300	42,015
NIKE, Inc., Class B	3,400,000	216,512
CBS Corp., Class B	4,125,000	201,589
Time Warner Cable Inc.	1,638,000	184,242
General Motors Co.[1]	5,000,000	166,550
Lowe’s Companies, Inc.	3,430,000	140,287
Las Vegas Sands Corp.	2,458,240	130,115
Marriott International, Inc., Class A	3,193,545	128,923
Naspers Ltd., Class N	1,700,000	125,543
Nikon Corp.	5,000,000	116,657
Viacom Inc., Class B	1,545,000	105,137
Ctrip.com International, Ltd. (ADR)[1]	2,730,000	89,080
Wynn Resorts, Ltd.	650,000	83,200
Toyota Motor Corp.	930,000	56,167
Industria de Diseño Textil, SA	140,000	17,283
		8,910,652

Information technology 14.26%

Google Inc., Class A1	1,362,800	1,199,768
Microsoft Corp.	33,520,000	1,157,446
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,500,000	485,480
Taiwan Semiconductor Manufacturing Co. Ltd.	109,300,000	404,801
Texas Instruments Inc.	19,780,300	689,739
ASML Holding NV	4,173,032	329,277
ASML Holding NV (New York registered)	2,396,000	189,524
Avago Technologies Ltd.	10,049,993	375,669
Maxim Integrated Products, Inc.	12,687,000	352,445
Amphenol Corp., Class A	4,100,000	319,554
Apple Inc.	800,000	316,864
Analog Devices, Inc.	6,400,000	288,384
Cisco Systems, Inc.	10,500,000	255,255
Intel Corp.	10,000,000	242,200
ASM Pacific Technology Ltd.	19,057,500	209,960
salesforce.com, inc.[1]	4,595,000	175,437
MasterCard Inc., Class A	300,000	172,350
Rackspace Hosting, Inc.[1]	4,455,000	168,800
ARM Holdings PLC	13,339,382	161,294
Murata Manufacturing Co., Ltd.	1,585,000	120,657
Samsung Electronics Co. Ltd.	95,211	111,880
TE Connectivity Ltd.	2,455,000	111,801
Visa Inc., Class A	600,000	109,650
EMC Corp.	4,500,000	106,290
Baidu, Inc., Class A (ADR)[1]	985,000	93,112
Linear Technology Corp.	1,860,000	68,522
Oracle Corp.	2,230,000	68,506
Autodesk, Inc.[1]	1,370,000	46,498
		8,331,163

Industrials 13.29%

Boeing Co.	12,255,000	1,255,402
Union Pacific Corp.	5,682,000	876,619
General Electric Co.	32,750,000	759,473
Parker-Hannifin Corp.	7,350,000	701,190
Common stocks
		Value
Industrials (continued)	Shares	(000)

Lockheed Martin Corp.	6,333,200	$ 686,899
Deere & Co.	8,150,000	662,188
Caterpillar Inc.	4,070,000	335,734
Rockwell Automation	3,000,000	249,420
European Aeronautic Defence and Space Co. EADS NV	4,480,000	239,466
Iron Mountain Inc.	8,724,365	232,155
Honeywell International Inc.	2,800,000	222,152
MTU Aero Engines AG	1,835,346	177,023
Schneider Electric SA	2,233,764	162,039
United Technologies Corp.	1,700,000	157,998
Cummins Inc.	1,410,000	152,929
Fastenal Co.	3,100,000	142,135
Waste Management, Inc.	3,400,000	137,122
Precision Castparts Corp.	600,000	135,606
Eaton Corp. PLC	2,000,000	131,620
Meggitt PLC	13,455,950	105,911
Grafton Group PLC, units[2]	15,037,000	105,087
Ryanair Holdings PLC (ADR)	1,850,000	95,331
Rockwell Collins, Inc.	405,000	25,681
Experian PLC	870,000	15,124
		7,764,304

Health care 12.18%

Merck & Co., Inc.	20,668,161	960,036
Bristol-Myers Squibb Co.	17,100,000	764,199
Baxter International Inc.	10,036,755	695,246
Gilead Sciences, Inc.[1]	13,367,912	684,571
Roche Holding AG	2,030,000	505,055
Vertex Pharmaceuticals Inc.[1]	6,015,000	480,418
Pfizer Inc.	16,220,000	454,322
Express Scripts Holding Co.[1]	6,630,000	409,005
Quest Diagnostics Inc.	6,210,000	376,512
AbbVie Inc.	7,245,000	299,508
Regeneron Pharmaceuticals, Inc.[1]	1,049,248	235,955
Intuitive Surgical, Inc.[1]	453,700	229,835
Edwards Lifesciences Corp.[1]	3,200,000	215,040
Johnson & Johnson	2,500,000	214,650
AstraZeneca PLC	3,300,000	156,346
AstraZeneca PLC (ADR)	700,000	33,110
GlaxoSmithKline PLC	5,070,000	127,081
UnitedHealth Group Inc.	1,852,000	121,269
Sanofi	1,140,000	118,147
Humana Inc.	396,000	33,415
		7,113,720

Energy 10.93%

Enbridge Inc.	13,545,579	569,411
Occidental Petroleum Corp.	6,300,000	562,149
Suncor Energy Inc.	18,992,932	559,837
Chevron Corp.	3,773,900	446,603
Kinder Morgan, Inc.	11,590,645	442,183
FMC Technologies, Inc.[1]	7,750,500	431,548
ConocoPhillips	6,000,000	363,000
Noble Energy, Inc.	5,500,000	330,220
Common stocks
		Value
Energy (continued)	Shares	(000)

Denbury Resources Inc.[1]	17,815,000	$ 308,556
Royal Dutch Shell PLC, Class B (ADR)	4,500,000	298,215
Southwestern Energy Co.[1]	7,000,000	255,710
Baker Hughes Inc.	5,000,000	230,650
Transocean Ltd.	4,665,000	223,687
Concho Resources Inc.[1]	2,420,000	202,602
TOTAL SA	3,850,000	187,951
Oceaneering International, Inc.	2,449,764	176,873
Murphy Oil Corp.	2,740,000	166,839
Phillips 66	2,750,000	162,003
EOG Resources, Inc.	1,000,000	131,680
CONSOL Energy Inc.	3,700,000	100,270
Peyto Exploration & Development Corp.	3,077,500	88,957
Schlumberger Ltd.	650,000	46,579
Spectra Energy Corp	1,300,000	44,798
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	26,303
Cimarex Energy Co.	387,201	25,164
		6,381,788

Materials 5.03%

LyondellBasell Industries NV, Class A	7,890,000	522,791
Praxair, Inc.	3,605,000	415,152
FMC Corp.	6,178,000	377,229
Potash Corp. of Saskatchewan Inc.	9,000,000	343,170
E.I. du Pont de Nemours and Co.	6,000,000	315,000
Dow Chemical Co.	7,296,418	234,726
Mosaic Co.	2,500,000	134,525
Alcoa Inc.	16,000,000	125,120
MeadWestvaco Corp.	3,660,000	124,842
Celanese Corp., Series A	2,000,000	89,600
Sigma-Aldrich Corp.	980,000	78,753
Nucor Corp.	1,500,000	64,980
Steel Dynamics, Inc.	3,500,000	52,185
HudBay Minerals Inc.	5,000,000	33,089
Cliffs Natural Resources Inc.	1,805,000	29,331
		2,940,493

Consumer staples 4.47%

Philip Morris International Inc.	6,650,000	576,023
Costco Wholesale Corp.	3,930,000	434,540
PepsiCo, Inc.	4,550,000	372,145
Kimberly-Clark Corp.	3,250,000	315,705
Procter & Gamble Co.	3,600,000	277,164
Japan Tobacco Inc.	5,476,000	193,521
British American Tobacco PLC	3,470,000	177,726
Altria Group, Inc.	3,880,000	135,761
Pernod Ricard SA	1,130,000	125,303
		2,607,888

Telecommunication services 1.32%

Verizon Communications Inc.	7,000,000	352,380
SOFTBANK CORP.	5,655,000	330,131
Crown Castle International Corp.[1]	1,251,522	90,598
		773,109
Common stocks
		Value
Utilities 1.18%	Shares	(000)

FirstEnergy Corp.	6,400,000	$ 238,976
National Grid PLC	15,045,087	170,706
PG&E Corp.	2,500,000	114,325
American Water Works Co., Inc.	2,500,000	103,075
Calpine Corp.[1]	1,725,000	36,622
Exelon Corp.	800,000	24,704
		688,408

Miscellaneous 2.04%

Other common stocks in initial period of acquisition		1,189,818
Total common stocks (cost: $39,262,182,000)		55,639,710
Warrants 0.05%

Energy 0.05%

Kinder Morgan, Inc., warrants, expire 2017[1]	5,088,000	26,051
Total warrants (cost: $9,820,000)		26,051
Bonds, notes & other debt instruments 0.26%
	Principal amount
U.S. Treasury bonds & notes 0.26%	(000)

U.S. Treasury 0.25% 2013	$150,000	150,089
Total bonds, notes & other debt instruments (cost: $150,047,000)		150,089

Short-term securities 4.27%

Freddie Mac 0.10%–0.16% due 8/9/2013–4/8/2014	913,018	912,360
Fannie Mae 0.10%–0.16% due 7/1/2013–5/1/2014	471,100	470,827
Federal Farm Credit Banks 0.14%–0.22% due 7/3–11/21/2013	230,300	230,264
Federal Home Loan Bank 0.11%–0.15% due 7/19/2013–4/15/2014	202,060	201,881
Chariot Funding, LLC 0.25%–0.32% due 8/5/2013–2/7/2014[4]	101,900	101,818
JPMorgan Chase & Co. 0.17% due 7/8/2013	25,000	24,999
Jupiter Securitization Co., LLC 0.22%–0.32% due 8/5/2013–2/7/2014[4]	36,900	36,860
Coca-Cola Co. 0.11%–0.18% due 7/16/2013–1/6/2014[4]	153,800	153,770
Private Export Funding Corp. 0.12%–0.24% due 8/9–10/7/2013[4]	108,800	108,771
ExxonMobil Corp. 0.085%–0.09% due 8/5–8/6/2013	51,200	51,195
U.S. Treasury Bill 0.193% due 8/22/2013	50,000	49,998
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/19/2013	35,000	34,998
NetJets Inc. 0.05% due 7/2/2013[4]	25,300	25,300
Merck & Co. Inc. 0.08% due 7/29/2013[4]	25,000	24,998
Procter & Gamble Co. 0.14% due 11/5/2013[4]	25,000	24,993
E.I. duPont de Nemours and Co. 0.07% due 7/24/2013[4]	20,200	20,199
Abbott Laboratories 0.08%–0.10% due 7/30–8/26/2013[4]	11,400	11,399
Wal-Mart Stores, Inc. 0.09% due 8/12/2013[4]	7,500	7,499
Google Inc. 0.14% due 7/9/2013[4]	4,250	4,250
Total short-term securities (cost $2,496,371,000)		2,496,379
Total investment securities (cost: $41,918,420,000)		58,312,229
Other assets less liabilities		100,566
Net assets		$58,412,795

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Security has been authorized but has not yet been issued.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $519,857,000, which represented .89% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-0813O-S37741

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 30, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 30, 2013